Cost of services - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cost of services
Number of employees	6,100	6,100	6,100
Depreciation for brazil concession assets	$ 19,936,000	$ 20,715,000	$ 18,764,000
Cost of services, depreciation of leases	$ 2,572,000	$ 2,464,000	$ 3,676,000